Notes to the consolidated statement of cash flows - Changes in liabilities arising from financing activities & total cash outflow for leases (Details) - CNY (¥) ¥ in Thousands				9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 18, 2019	Mar. 28, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 18, 2019	Dec. 18, 2020	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total cash outflow for leases within financing activities	¥ 9,702				¥ 217,179
Predecessor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total cash outflow for leases within financing activities						¥ 167,864
Amounts due to related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period					205
Changes from financing cash flows					(28,900)
Business Combination (Note 23)					29,105
At the end of the period					205
Interest-bearing bank borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period	2,461,258	¥ 2,071,103			2,060,676	2,071,103	¥ 2,461,258
At the beginning of the period	2,071,103	2,461,258
Changes from financing cash flows					(414,712)
Foreign exchange movement	(4,178)				14,130
Business Combination (Note 23)	394,333
At the end of the period	2,461,258	2,071,103			2,060,676	2,071,103	2,461,258
Interest-bearing bank borrowings | Predecessor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period	407,592	394,333		¥ 407,592		394,333		¥ 279,533
At the beginning of the period			¥ 279,533	407,592
Changes from financing cash flows				103,635		(22,097)
Foreign exchange movement				24,424		8,838
At the end of the period	407,592	394,333		407,592		394,333		¥ 279,533
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period	1,751,703				1,684,751		1,751,703
At the beginning of the period		1,751,703
Changes from financing cash flows	(9,702)				(217,179)
Interest expense	3,716				102,382
New leases					70,473
Accrued but unpaid rent	(20,647)				20,818
Business Combination (Note 23)	1,778,336
Covid-19-related rent concessions					(6,846)
Reassessment and revision of lease terms					(36,600)
At the end of the period	¥ 1,751,703				¥ 1,684,751		¥ 1,751,703
Lease liabilities | Predecessor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the end of the last period		1,778,336				1,778,336
Effect of adoption of IFRS 16				1,815,187
At the beginning of the period				¥ 1,815,187
Changes from financing cash flows						(167,864)
Interest expense						102,523
New leases						23,531
Accrued but unpaid rent						(303)
Reassessment and revision of lease terms						5,262
At the end of the period		¥ 1,778,336				¥ 1,778,336